Leases (Details) - Schedule of lease information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Information [Abstract]
Expenses relating to operating lease costs	$ 1,930	$ 2,889
Expenses relating to short-term leases	109	57
Expenses relating to variable lease payments	2,753	2,928
Total cash outflow for leases	$ 4,792	$ 5,874